Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales	€ 19,790	€ 17,335	[1]	€ 37,761
Non-current assets:
property, plant and equipment	9,767			10,028
Goodwill	50,555			48,056
Other intangible assets	21,978			21,407
Total
Disclosure of geographical areas [line items]
Net sales	19,790	17,335		37,761
Non-current assets:
property, plant and equipment	9,767	9,503		10,028
Goodwill	50,555	44,979		48,056
Other intangible assets	21,978	19,370		21,407
Europe
Disclosure of geographical areas [line items]
Net sales	4,767	4,472		9,759
Non-current assets:
property, plant and equipment	5,391	5,874		5,959
Goodwill	0	0		0
Other intangible assets	6,467	7,187		7,059
France
Disclosure of geographical areas [line items]
Net sales	1,105	1,087		2,256
Non-current assets:
property, plant and equipment	2,935	3,162		3,253
Goodwill	0	0		0
Other intangible assets	0	0		0
North America
Disclosure of geographical areas [line items]
Net sales	7,875	6,388		15,075
Non-current assets:
property, plant and equipment	3,246	2,699		2,998
Goodwill	0	0		0
Other intangible assets	14,505	10,884		13,187
United States
Disclosure of geographical areas [line items]
Net sales	7,562	6,088		14,385
Non-current assets:
property, plant and equipment	2,414	1,996		2,234
Goodwill	0	0		0
Other intangible assets	0	0		0
Other countries
Disclosure of geographical areas [line items]
Net sales	7,148	6,475		12,927
Non-current assets:
property, plant and equipment	1,130	930		1,071
Goodwill	0	0		0
Other intangible assets	€ 1,006	€ 1,299		€ 1,161

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.